Income Tax (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits Beginning Balance	$ 198	$ 214	$ 172
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	14	11	69
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	20	3
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(4)	(3)	(23)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(17)	(35)	(9)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(4)	0	(2)
Unrecognized tax benefits, foreign-currency translation adjustments	(5)	(9)	4
Unrecognized Tax Benefits, Deconsolidation of ResCap or Discontinued Operations	(82)	0	0
Unrecognized Tax Benefits Ending Balance	$ 102	$ 198	$ 214